UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                            Maxim Index 600 Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Index 600 Portfolio

The S&P 600 Index had a total return of 38.80% for the year ending December 31, 2003. The U.S. economic environment began to gain momentum during the one-year reporting period. Performance for many of the small-cap companies, which make up the Index, was very strong, with 85% of the companies in the index showing a positive return. Some of the top companies in the Index managed exceptionally strong results during the period. Among the ten largest Index components, NVR Inc. posted a gain of 43.16, Mgi Pharma Inc. posted the strongest results, gaining 467.58%, and, the Index's largest component, Harman Int'l Inds Inc., rose 148.99%. Effective April 1, 2003, the portfolio's sub-adviser changed from Barclays Global Fund Advisors to BNY Investment Advisors.

               Maxim Index 600 Portfolio       S&P 600 Index

12/1/1993            10000                         10000
12/31/1994            9531                          9521.7
12/31/1995           12031.93                      12372.5
12/31/1996           13872.82                      15008.36
12/31/1997           16786.11                      18848.1
12/31/1998           16520.89                      18601.19
12/31/1999           18478.62                      20908.48
12/31/2000           20372.68                      23375.68
12/31/2001           21558.37                      24904.45
12/31/2002           18275.03                      21263.42
12/31/2003           25239.64                      29510.94


Maxim Index 600 Portfolio
Total Return -

One Year:  38.11%
Five Year:  8.85%
Ten Year:   9.71%

Portfolio Inception:  12/1/93

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Index 600 Portfolio, made at its inception, with the performance of the S&P 600 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index 600 Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index 600 Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended
December 31, 2003 and 2002

Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                  $     130,856,137
     Dividends receivable                                                                     82,871
     Subscriptions receivable                                                                249,928
     Receivable for investments sold                                                         301,387
                                                                                     ----------------
                                                                                     ----------------

     Total assets                                                                        131,490,323
                                                                                     ----------------
                                                                                     ----------------

LIABILITIES:

     Due to investment adviser                                                                67,972
     Redemptions payable                                                                     430,482
     Payable for investments purchased                                                       101,430
     Payable to custodian                                                                      3,103
     Variation margin on futures contracts                                                    17,750
                                                                                     ----------------
                                                                                     ----------------

     Total liabilities                                                                       620,737
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     130,869,586
                                                                                     ================
                                                                                     ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $       1,516,492
     Additional paid-in capital                                                          115,264,971
     Net unrealized appreciation on investments and futures contracts                     14,713,280
     Accumulated net realized loss on investments and futures contracts                     (625,157)
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     130,869,586
                                                                                     ================
                                                                                     ================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $            8.63
                                                                                     ================
                                                                                     ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          100,000,000
     Outstanding                                                                          15,164,920

(1)  Cost of investments in securities:                                            $     116,178,107

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                                      $         17,795
     Dividends                                                                              453,706
                                                                                     ---------------
                                                                                     ---------------
     Total income                                                                           471,501
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:

     Management fees                                                                        311,662
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                       159,839
                                                                                     ---------------
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                      (136,019)
     Net realized gain on futures contracts                                                 368,956
     Change in net unrealized appreciation on investments                                18,241,389
     Change in net unrealized appreciation on futures contracts                              34,975
                                                                                     ---------------
                                                                                     ---------------
     Net realized and unrealized gain on investments and futures contracts               18,509,301
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     18,669,140
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

                                                                            2003              2002
                                                                       ---------------   ---------------
                                                                       ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                           $        159,839  $         72,383
     Net realized gain (loss) on investments                                 (136,019)           70,243
     Net realized gain (loss) on futures contracts                            368,956          (284,895)
     Change in net unrealized appreciation (depreciation) on investments   18,241,389        (5,710,642)
     Change in net unrealized appreciation on futures contracts                34,975           (11,675)
                                                                       ---------------   ---------------
                                                                       ---------------   ---------------
     Net increase (decrease) in net assets resulting from operations       18,669,140        (5,864,586)
                                                                       ---------------   ---------------
                                                                       ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                              (160,186)          (80,499)
     From net realized gains                                                        0          (181,143)
                                                                       ---------------   ---------------
                                                                       ---------------   ---------------

     Total distributions                                                     (160,186)         (261,642)
                                                                       ---------------   ---------------
                                                                       ---------------   ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                    137,289,673         8,710,942
     Reinvestment of distributions                                            160,186           261,642
     Redemptions of shares                                                (53,572,431)       (6,385,367)
                                                                       ---------------   ---------------
                                                                       ---------------   ---------------

     Net increase in net assets resulting from share transactions          83,877,428         2,587,217
                                                                       ---------------   ---------------
                                                                       ---------------   ---------------

     Total increase (decrease) in net assets                              102,386,382        (3,539,011)

NET ASSETS:
     Beginning of period                                                   28,483,204        32,022,215
                                                                       ---------------   ---------------
                                                                       ---------------   ---------------

     End of period  (1)                                              $    130,869,586  $     28,483,204
                                                                       ===============   ===============
                                                                       ===============   ===============

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                  17,987,846         1,139,118
     Issued in reinvestment of distributions                                   20,384            41,266
     Redeemed                                                              (7,389,867)         (933,084)
                                                                       ---------------   ---------------
                                                                       ---------------   ---------------

     Net increase                                                          10,618,363           247,300
                                                                       ===============   ===============
                                                                       ===============   ===============

(1) Including undistributed net investment income                    $                 $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
                                                         Year Ended December 31,
                                        ------------------------------------------------------------
                                        ------------------------------------------------------------
                                          2003        2002 ~      2001 ~       2000 ~      1999 ~
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------
Net Asset Value, Beginning of Period  $      6.26  $      7.45 $      7.68  $      8.00 $      7.92

Income from Investment Operations

Net investment income                        0.01         0.01        0.01         0.03        0.05
Net realized and unrealized gain (loss)      2.37        (1.19)       0.33         0.74        0.81
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Income (Loss) From
    Investment Operations                    2.38        (1.18)       0.34         0.77        0.86
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Less Distributions

From net investment income                  (0.01)       (0.01)      (0.01)       (0.03)      (0.05)
From net realized gains +                                (0.00)      (0.56)       (1.06)      (0.73)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Distributions                         (0.01)       (0.01)      (0.57)       (1.09)      (0.78)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, End of Period        $      8.63  $      6.26 $      7.45  $      7.68 $      8.00
                                        ==========   ==========  ==========   ==========  ==========
                                        ==========   ==========  ==========   ==========  ==========
Total Return                               38.11%      (15.23%)      5.82%       10.25%      11.85%

Net Assets, End of Period ($000)      $   130,870  $    28,483 $    32,022  $    28,279 $    25,169

Ratio of Expenses to Average Net Assets     0.60%        0.60%       0.60%        0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                      0.31%        0.22%       0.20%        0.36%       0.66%

Portfolio Turnover Rate                    88.78%       18.06%      33.31%       85.61%      37.75%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 + The distribution from net realized gains in 2002 was less than $0.01 per share.

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's SmallCap 600 Index. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. Effective April 14, 2003, the Portfolio began utilizing the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $129,198,381 and $46,606,395, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $116,961,827. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,138,114 and gross depreciation of securities in which there was an excess of tax cost over value of $1,243,804, resulting in net appreciation of $13,894,310.

5. FUTURES CONTRACTS

      As of December 31, 2003, the Portfolio had 5 open Russell 2000 futures contracts. The contracts expire in March 2004 and the Portfolio has recorded unrealized appreciation of $35,250.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:

                                                 2003            2002
                                              ------------    ------------
     Distributions paid from:
        Ordinary income                       $   160,186     $    80,499
        Long-term capital gain                          0         181,143
                                              ------------    ------------
                                              ------------    ------------
                                              $   160,186     $   261,642
                                              ============    ============


      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                              $   193,813
     Undistributed capital gains                                          0
                                                                ------------
                                                                ------------
     Net accumulated earnings                                       193,813
                                                                ------------
                                                                ------------

     Net unrealized appreciation on investments                 $13,894,310

     Capital loss carryforwards                                           0

     Post-October losses                                                  0

                                                                ------------
                                                                ------------
     Total accumulated gain on investments                      $14,088,123
                                                                ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2003 the Portfolio reclassified $838 from paid-in capital to undistributed net investment income and $491 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      For the year ended December 31, 2003, the Portfolio utilized $242,116 of capital loss carryforwards.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. PLAN OF REORGANIZATION

      On December 4, 2003, the Board of Directors approved a plan of reorganization for the Orchard Index 600 Fund, which is a related party of the Portfolio, to be acquired by the Portfolio in 2004. This transaction is subject to approval by shareholders of the Orchard Index 600 Fund.

9. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2003, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim Index 600 Portfolio

BONDS

TRANSPORTATION --- 0.00%

        222 TIMCO Aviation Services Inc @*                                     0
            Convertible
            8.000% January 2, 2007

                                                                              $0

TOTAL BONDS --- 0.00%                                                        $00
(Cost $0)

COMMON STOCK

AEROSPACE & DEFENSE --- 2.66%
      9,199 AAR Corp*                                                    137,525
     11,190 Alliant Techsystems Inc*                                     646,334
      8,145 Armor Holdings Inc*                                          214,295
      7,766 Cubic Corp                                                   178,618
      5,964 Curtiss-Wright Corp                                          268,440
      7,712 DRS Technologies Inc*                                        214,239
      5,715 EDO Corp                                                     140,875
      7,156 Engineered Support Systems Inc                               394,009
      6,096 Esterline Technologies Corp*                                 162,580
     12,718 GenCorp Inc                                                  136,973
      4,912 InVision Technologies Inc*                                   164,896
      6,515 Kaman Corp Class A                                            82,936
      6,070 Mercury Computer Systems Inc*                                151,143
      5,000 Moog Inc*                                                    247,000
      9,268 Teledyne Technologies Inc*                                   174,702
      4,581 Triumph Group Inc*                                           166,748
                                                                      $3,481,313

AGRICULTURE --- 0.49%

     10,404 Corn Products International Inc                              358,418
     11,057 Delta & Pine Land Co                                         280,848
                                                                        $639,266

AIR FREIGHT --- 0.13%
      6,194 Forward Air Corp*                                            170,335
                                                                        $170,335

AIRLINES --- 0.53%

     13,072 Atlantic Coast Airlines Holdings Inc*                        129,413
     10,135 Frontier Airlines Inc*                                       144,525
      9,047 Mesa Air Group Inc*                                          113,268
     16,747 SkyWest Inc                                                  303,456
                                                                        $690,662

AUTO PARTS & EQUIPMENT --- 0.21%
      7,358 Intermet Corp                                                 39,954
      4,303 Midas Inc*                                                    61,533
      5,662 Standard Motor Products Inc                                   68,793
     16,203 Tower Automotive Inc*                                        110,666
                                                                        $280,946

AUTOMOBILES --- 0.66%

      4,424 Coachmen Industries Inc                                       80,119
     11,105 Fleetwood Enterprises Inc*                                   113,937
      8,450 Monaco Coach Corp*                                           201,110
      8,279 Thor Industries Inc                                          465,445
                                                                        $860,611

BANKS --- 5.49%

      7,042 Boston Private Financial Holdings Inc                        174,923
     10,619 Chittenden Corp                                              357,223
     10,825 Community First Bankshares Inc                               313,276
      7,068 East West Bancorp Inc                                        379,410
     11,634 First BanCorp                                                460,125
     13,460 First Midwest Bancorp Inc                                    436,239
      4,189 First Republic Bank                                          149,966
     11,400 Gold Banc Corp Inc                                           160,284
     12,980 Hudson United Bancorp                                        479,611
      8,133 Irwin Financial Corp                                         255,376
      7,126 Provident Bankshares Corp                                    209,789
     18,290 Republic Bancorp Inc                                         246,732
      8,213 Riggs National Corp                                          135,761
     17,049 South Finanical Group Inc                                    474,985
      9,919 Southwest Bancorp of Texas Inc                               385,353
     12,811 Sterling Bancshares Inc                                      170,771
     11,510 Susquehanna Bancshares Inc                                   287,865
     21,503 TrustCo Bank Corp NY                                         282,764
     13,084 UCBH Holdings Inc                                            509,883
      8,200 Umpqua Holdings Corp                                         170,478
     12,699 United Bankshares Inc                                        396,209
     11,744 Whitney Holding Corp                                         481,387
      5,757 Wintrust Financial Corp                                      259,641
                                                                      $7,178,051

BIOTECHNOLOGY --- 1.68%

      8,034 ArQule Inc*                                                   39,206
     16,096 Cephalon Inc*                                                779,207
      8,631 Enzo Biochem Inc                                             154,581
     10,108 IDEXX Laboratories Inc*                                      467,798
     15,899 Regeneron Pharmaceuticals Inc*                               233,874
     17,183 Savient Pharmaceuticals Inc*                                  79,214
     11,897 Techne Corp*                                                 449,469
                                                                      $2,203,349

BUILDING MATERIALS --- 1.46%
      7,955 Apogee Enterprises Inc                                        90,289
      5,705 ElkCorp                                                      152,324
      8,368 Florida Rock Industries Inc                                  458,985
      8,575 Griffon Corp*                                                173,730
     16,997 Lennox International Inc                                     283,850
      7,165 Simpson Manufacturing Co Inc*                                364,412
      6,120 Texas Industries Inc                                         226,440
      5,120 Universal Forest Products Inc                                164,762
                                                                      $1,914,792

CHEMICALS --- 1.57%

      8,676 A Schulman Inc                                               184,972
      6,528 Arch Chemicals Inc                                           167,508
      7,489 Cambrex Corp                                                 189,172
      9,415 Georgia Gulf Corp                                            271,905
      8,242 HB Fuller Co                                                 245,117
      8,801 MacDermid Inc                                                301,346
      4,081 Material Sciences Corp                                        41,259
      8,193 OM Group Inc*                                                214,575
     11,528 Omnova Solutions Inc*                                         55,334
      2,456 Penford Corp                                                  33,721
     26,515 PolyOne Corp*                                                169,431
      2,790 Quaker Chemical Corp                                          85,793
      9,125 Wellman Inc                                                   93,166
                                                                      $2,053,299

COMMUNICATIONS - EQUIPMENT --- 1.43%
     31,423 Adaptec Inc*                                                 277,465
      6,572 Audiovox Corp Class A*                                        84,384
      3,211 Bel Fuse Inc Class B                                         104,775
      5,203 Black Box Corp                                               239,702
      3,586 Brooktrout Inc*                                               45,112
     10,484 C-COR.net Corp*                                              116,687
     12,055 Cable Design Technologies Corp*                              108,374
      3,206 Concerto Software Inc*                                        38,408
      5,927 Digi International Inc*                                       56,899
     20,196 Harmonic Inc*                                                146,421
      7,239 Inter-Tel Inc                                                180,830
      6,755 Network Equipment Technologies Inc*                           74,305
      5,919 PC-Tel Inc*                                                   62,801
      4,406 SCM Microsystems Inc*                                         34,014
     12,605 SymmetriCom Inc*                                              91,764
      3,900 Tollgrade Communications Inc*                                 68,367
      7,546 ViaSat Inc*                                                  144,430
                                                                      $1,874,738

COMPUTER HARDWARE & SYSTEMS --- 0.74%
      8,930 Avid Technology Inc*                                         428,640
      7,497 Hutchinson Technology Inc*                                   230,458
     19,161 Pinnacle Systems Inc*                                        163,443
      7,690 Rainbow Technologies Inc*                                     86,589
      4,325 SBS Technologies Inc*                                         63,621
                                                                        $972,751

COMPUTER SOFTWARE & SERVICES --- 5.19%
      4,385 ANSYS Inc*                                                   174,085
     12,181 American Management Systems Inc*                             183,568
      5,678 BARRA Inc                                                    201,512
      8,379 CACI International Inc Class A*                              407,387
     18,447 CIBER Inc*                                                   159,751
      9,247 Captaris Inc*                                                 51,968
      6,585 Carreker Corp*                                                92,256
      3,695 Catapult Communications Corp*                                 53,578
      5,214 Concord Communications Inc*                                  104,124
      5,100 EPIQ Systems Inc*                                             87,363
      9,821 FactSet Research Systems Inc                                 375,260
     10,828 FileNET Corp*                                                293,222
     11,568 Hyperion Solutions Corp*                                     348,660
      4,600 Intrado Inc*                                                 100,970
      8,316 JDA Software Group Inc*                                      137,297
      8,802 Kronos Inc*                                                  348,647
      6,069 MAXIMUS Inc*                                                 237,480
      5,295 MICROS Systems Inc*                                          229,591
      7,004 MRO Software Inc*                                             94,274
      9,300 ManTech International Corp*                                  232,035
      8,675 Manhattan Associates Inc*                                    239,777
      4,430 MapInfo Corp*                                                 44,654
     16,084 Midway Games Inc*                                             62,406
      9,192 NYFIX Inc*                                                    73,076
      9,970 Netegrity Inc*                                               102,791
      6,956 Phoenix Technologies Ltd*                                     56,204
     10,046 Progress Software Corp*                                      205,541
      4,517 QRS Corp*                                                     36,678
      7,927 Radiant Systems Inc*                                          66,666
      8,051 Roxio Inc*                                                    38,564
     11,351 SERENA Software Inc*                                         208,291
      5,021 SPSS Inc*                                                     89,775
      9,787 Systems & Computer Tech Corp*                                160,017
      3,924 TALX Corp                                                     90,370
     10,974 THQ Inc*                                                     185,570
     12,765 Take-Two Interactive Software Inc*                           367,760
     10,859 Verity Inc*                                                  181,237
     12,300 WebEx Communications Inc*                                    247,230
      6,478 Websense Inc*                                                189,417
      8,045 Zix Corp*                                                     69,911
      6,700 j2 Global Communications Inc*                                165,959
                                                                      $6,794,922

CONGLOMERATES --- 0.21%

      3,500 Standex International Corp                                    98,000
     10,966 Tredegar Corp                                                170,302
                                                                        $268,302

CONTAINERS --- 0.39%

     10,531 AptarGroup Inc                                               410,709
      8,636 Myers Industries Inc                                         104,668
                                                                        $515,377

COSMETICS & PERSONAL CARE --- 0.42%
     19,192 NBTY Inc*                                                    515,497
      3,970 Nature's Sunshine Products Inc                                33,547
                                                                        $549,044

DISTRIBUTORS --- 1.35%

      5,505 Advanced Marketing Services Inc                               62,757
      5,521 Applied Industrial Technologies Inc                          131,731
      2,706 Lawson Products Inc                                           89,785
      3,437 Nash-Finch Co                                                 76,783
     11,278 Owens & Minor Inc                                            247,101
     13,240 Performance Food Group Co*                                   478,891
     12,555 Priority Healthcare Corp*                                    302,701
      5,659 United Natural Foods Inc*                                    203,215
      7,510 Watsco Inc                                                   170,702
                                                                      $1,763,666

ELECTRIC COMPANIES --- 0.91%
      4,609 CH Energy Group Inc                                          216,162
      3,418 Central Vermont Public Service Corp                           80,323
     13,604 Cleco Corp                                                   244,600
     13,871 El Paso Electric Co*                                         185,178
      1,443 Green Mountain Power Corp                                     34,055
      4,241 UIL Holdings Corp                                            191,269
      9,687 UniSource Energy Corp                                        238,881
                                                                      $1,190,468

ELECTRONIC INSTRUMENT & EQUIP --- 6.39%
      8,414 AO Smith Corp                                                294,911
     12,070 Acuity Brands Inc                                            311,406
     19,130 Aeroflex Inc*                                                223,630
      9,224 Agilysys Inc                                                 102,848
     10,445 Anixter International Inc*                                   270,317
     11,176 Artesyn Technologies Inc*                                     95,220
      4,262 BEI Technologies Inc                                          85,240
      9,450 Baldor Electric Co                                           215,933
     11,797 Benchmark Electronics Inc*                                   410,654
      7,317 C&D Technologies Inc                                         140,267
     10,362 CTS Corp                                                     119,163
      9,519 Checkpoint Systems Inc*                                      180,004
     12,637 Cognex Corp                                                  356,869
      8,632 Coherent Inc*                                                205,442
      8,118 Electro Scientific Industries Inc*                           193,208
      9,482 Flir Systems Inc*                                            346,093
      6,242 Global Imaging Systems Inc*                                  198,184
     19,068 Harman International Industries Inc                        1,410,651
      4,825 Intermagnetics General Corp*                                 106,922
      5,901 Itron Inc*                                                   108,342
      4,477 Keithley Instruments Inc                                      81,929
      8,217 MagneTek Inc*                                                 54,150
     10,242 Methode Electronics Inc Class A                              125,260
      5,718 Park Electrochemical Corp                                    151,470
     11,308 Paxar Corp*                                                  151,527
      4,641 Photon Dynamics Inc*                                         186,754
      4,088 Planar Systems Inc*                                           99,420
      5,213 RadiSys Corp*                                                 87,891
      7,216 Regal-Beloit Corp                                            158,752
      4,651 Rogers Corp*                                                 205,202
      9,174 Roper Industries Inc                                         451,911
     11,662 Technitrol Inc*                                              241,870
      9,537 Trimble Navigation Ltd*                                      355,158
      8,503 Veeco Instruments Inc*                                       239,785
     12,047 Vicor Corp*                                                  137,456
      3,295 Woodward Governor Co                                         187,255
      5,893 X-Rite Inc                                                    66,709
                                                                      $8,357,803

ELECTRONICS - SEMICONDUCTOR --- 4.17%
      8,944 ATMI Inc*                                                    206,964
      7,364 Actel Corp                                                   177,472
      9,341 Advanced Energy Industries Inc*                              243,333
     10,102 Alliance Semiconductor Corp*                                  71,825
     28,595 Axcelis Technologies Inc*                                    292,241
     12,518 Brooks Automation Inc*                                       302,560
      6,179 Cohu Inc                                                     118,328
     10,485 Cymer Inc*                                                   484,302
      8,245 DSP Group Inc*                                               205,383
      5,188 DuPont Photomasks Inc*                                       125,238
     11,188 ESS Technology Inc*                                          190,308
     11,756 Exar Corp*                                                   200,792
      9,613 FEI Co*                                                      216,293
      7,539 Helix Technology Corp                                        155,153
     20,108 Kopin Corp*                                                  134,925
     14,468 Kulicke & Soffa Industries Inc*                              208,050
      8,369 Microsemi Corp*                                              205,710
      7,413 Pericom Semiconductor Corp*                                   79,023
      9,346 Photronics Inc*                                              186,172
      8,723 Power Integrations Inc*                                      291,872
      4,713 Rudolph Technologies Inc*                                    115,657
     42,900 Skyworks Solutions Inc*                                      373,230
      4,841 Standard Microsystems Corp*                                  122,477
      3,687 Supertex Inc*                                                 70,422
      6,085 Three-Five Systems Inc*                                       31,885
      6,831 Ultratech Inc*                                               200,626
     10,354 Varian Semiconductor Equipment Associates Inc*               452,366
                                                                      $5,462,607

ENGINEERING & CONSTRUCTION --- 0.93%
      1,838 Butler Manufacturing Co                                       40,436
      4,337 EMCOR Group Inc*                                             190,394
      7,625 Insituform Technologies Inc Class A*                         125,813
     16,664 Shaw Group Inc*                                              226,964
     15,712 Tetra Tech Inc*                                              390,600
      9,574 URS Corp*                                                    239,446
                                                                      $1,213,653

FINANCIAL SERVICES --- 2.86%
      6,724 Anchor Bancorp Wisconsin Inc                                 167,428
     17,000 Brookline Bancorp Inc                                        260,780
     12,230 Commercial Federal Corp                                      326,663
      7,417 Dime Community Bancshares                                    228,147
      8,073 Downey Financial Corp                                        397,999
      5,385 Financial Federal Corp*                                      164,512
      4,934 FirstFed Financial Corp*                                     214,629
     17,424 Flagstar Bancorp Inc                                         373,222
      9,570 MAF Bancorp Inc                                              400,983
     10,223 New Century Financial Corp                                   405,546
      7,439 Seacoast Financial Services Corp                             203,903
     16,968 Staten Island Bancorp Inc                                    381,780
      9,745 Waypoint Financial Corp                                      211,369
                                                                      $3,736,961

FOOD & BEVERAGES --- 1.04%
      5,242 American Italian Pasta Co Class A*                           219,640
     12,962 Flowers Foods Inc                                            334,420
      9,854 Hain Celestial Group Inc*                                    228,711
      5,526 International Multifoods Corp*                                99,468
      2,508 J&J Snack Foods Corp*                                         94,702
      8,415 Lance Inc                                                    126,477
      8,400 Ralcorp Holdings Inc*                                        263,424
                                                                      $1,366,842

GOLD, METALS & MINING --- 1.48%
      4,502 AM Castle & Co*                                               32,865
      4,760 Brush Engineered Materials Inc*                               72,876
      6,025 Century Aluminum Co*                                         114,535
      3,005 Cleveland-Cliffs Inc*                                        153,105
      8,219 Commercial Metals Co                                         249,858
      4,556 Commonwealth Industries Inc                                   45,742
      4,430 IMCO Recycling Inc*                                           43,813
     21,792 Massey Energy Co                                             453,274
      4,720 Quanex Corp                                                  217,592
      5,955 RTI International Metals Inc*                                100,461
      7,182 Ryerson Tull Inc                                              82,234
     13,943 Steel Dynamics Inc*                                          327,521
      2,748 Steel Technologies Inc                                        48,612
                                                                      $1,942,488

HEALTH CARE RELATED --- 5.12%
      7,054 AMERIGROUP Corp*                                             300,853
     13,885 Accredo Health Inc*                                          438,905
      5,768 AmSurg Corp*                                                 218,550
      9,200 American Healthways Inc*                                     219,604
      5,775 Centene Corp*                                                161,758
     10,292 Cerner Corp*                                                 389,552
      9,200 Cross Country Healthcare Inc*                                137,264
      5,694 Cryolife Inc*                                                 32,911
      3,639 Curative Health Services Inc*                                 50,218
     11,719 Dendrite International Inc*                                  183,637
     18,642 Hooper Holmes Inc                                            115,208
     13,838 Mid Atlantic Medical Services Inc*                           896,698
     10,147 NDCHealth Corp                                               259,966
     10,525 Odyssey Healthcare Inc*                                      307,962
     14,468 Orthodontic Centers of America Inc*                          116,467
      7,451 PAREXEL International Corp*                                  121,153
      6,873 Pediatrix Medical Group Inc*                                 378,634
     16,192 Pharmaceutical Product Development Inc*                      436,698
     14,099 Province Healthcare Co*                                      225,584
      4,628 RehabCare Group Inc*                                          98,391
     14,087 Renal Care Group Inc*                                        580,384
      8,002 Sierra Health Services Inc*                                  219,655
      7,204 Sunrise Senior Living Inc*                                   279,083
     24,255 US Oncology Inc*                                             260,984
      7,900 United Surgical Partners International Inc*                  264,492
                                                                      $6,694,611

HOMEBUILDING --- 2.16%

     16,961 Champion Enterprises Inc*                                    118,727
      8,567 MDC Holdings Inc                                             552,572
      2,099 NVR Inc*                                                     978,134
      7,149 Ryland Group Inc                                             633,687
      2,472 Skyline Corp                                                  86,199
      9,484 Standard Pacific Corp                                        460,448
                                                                      $2,829,767

HOTELS/MOTELS --- 0.21%

      8,542 Marcus Corp                                                  140,089
     12,857 Prime Hospitality Corp*                                      131,141
                                                                        $271,230

HOUSEHOLD GOODS --- 1.31%
      6,768 Applica Inc*                                                  51,437
      3,316 Bassett Furniture Industries Inc                              54,714
      3,710 Department 56 Inc*                                            48,601
      4,032 Enesco Group Inc*                                             41,610
     10,814 Ethan Allen Interiors Inc                                    452,890
      8,789 Fedders Corp                                                  63,281
      8,789 Fedders Corp (rights)*                                           527
     14,774 Interface Inc*                                                81,700
     15,448 La-Z-Boy Inc                                                 324,099
      3,903 Libbey Inc                                                   111,157
      2,027 National Presto Industries Inc                                73,276
      5,962 Russ Berrie & Co Inc                                         202,112
      3,143 Salton Inc*                                                   41,016
      4,866 WD-40 Co                                                     172,062
                                                                      $1,718,482

INSURANCE RELATED --- 2.18%
      8,952 Delphi Financial Group Inc Class A                           322,272
     21,955 Fremont General Corp                                         371,259
     10,422 Hilb Rogal & Hamilton Co                                     334,234
      5,438 LandAmerica Financial Group Inc                              284,190
      6,392 Philadelphia Consolidated Holding Corp*                      312,121
      8,430 Presidential Life Corp                                       110,939
      7,282 RLI Corp                                                     272,784
      2,839 SCPIE Holdings Inc                                            25,040
      7,815 Selective Insurance Group Inc                                252,893
      5,159 Stewart Information Services Corp                            209,197
     13,357 UICI*                                                        177,381
      5,398 Zenith National Insurance Corp                               175,705
                                                                      $2,848,015

INVESTMENT BANK/BROKERAGE FIRM --- 0.47%
     15,786 Jefferies Group Inc                                          521,254
      4,908 SWS Group Inc                                                 87,362
                                                                        $608,616

LEISURE & ENTERTAINMENT --- 2.34%
      3,887 4Kids Entertainment Inc*                                     101,140
      5,124 Action Performance Cos Inc                                   100,430
      6,096 Arctic Cat Inc                                               150,571
      8,524 Argosy Gaming Corp*                                          221,539
      9,855 Aztar Corp*                                                  221,738
      9,815 Bally Total Fitness*                                          68,705
      4,652 Huffy Corp*                                                   24,423
      7,214 JAKKS Pacific Inc*                                            94,936
      9,464 K2 Inc*                                                      143,947
      5,700 Meade Instruments Corp*                                       19,665
      9,405 Nautilus Group Inc                                           132,140
      7,412 Pinnacle Entertainment Inc*                                   69,080
      6,373 Polaris Industries Inc                                       564,520
     10,261 SCP Pool Corp*                                               335,329
      4,800 Shuffle Master Inc*                                          166,176
      7,700 Sturm Ruger & Co Inc                                          87,549
      8,453 WMS Industries Inc*                                          221,469
      4,879 Winnebago Industries Inc                                     335,431
                                                                      $3,058,788

MACHINERY --- 4.71%

      9,594 Albany International Corp Class A                            325,237
      5,706 Astec Industries Inc*                                         70,013
      6,603 Barnes Group Inc                                             213,343
      6,444 Briggs & Stratton Corp                                       434,326
      7,295 CLARCOR Inc                                                  321,710
      4,870 CUNO Inc*                                                    219,296
      6,145 Dionex Corp*                                                 282,793
      4,683 Gardner Denver Inc*                                          111,783
      9,517 IDEX Corp                                                    395,812
     12,492 JLG Industries Inc                                           190,253
      8,169 Kaydon Corp                                                  211,087
      3,421 Lindsay Manufacturing Co                                      86,380
      4,662 Lydall Inc*                                                   47,506
      7,639 Manitowoc Co Inc                                             238,337
      9,995 Milacron Inc                                                  41,679
      9,902 Mueller Industries Inc*                                      340,233
     10,132 Oshkosh Truck Corp                                           517,036
      9,308 Reliance Steel & Aluminum Co                                 309,119
      4,115 Robbins & Myers Inc                                           78,144
      8,224 Stewart & Stevenson Services Inc                             115,547
      4,957 Thomas Industries Inc                                        171,810
     25,706 Timken Co                                                    515,662
      7,096 Toro Co                                                      329,254
      6,833 Valmont Industries Inc                                       158,184
      7,501 Wabash National Corp*                                        219,779
      9,097 Watts Water Technologies Inc                                 201,953
      3,474 Wolverine Tube Inc*                                           21,886
                                                                      $6,168,162

MANUFACTURING --- 0.12%

      7,307 Belden Inc                                                   154,105
                                                                        $154,105

MEDICAL PRODUCTS --- 4.73%
      8,439 Advanced Medical Optics Inc*                                 165,826
      9,599 American Medical Systems Holdings Inc*                       209,258
      3,893 Analogic Corp                                                159,613
      6,004 ArthroCare Corp*                                             147,098
      4,515 Biosite Diagnostics Inc*                                     130,709
      8,365 CONMED Corp*                                                 199,087
      9,101 Cooper Cos Inc                                               428,930
      4,300 Datascope Corp                                               154,155
      8,368 Diagnostic Products Corp                                     384,175
      7,020 Haemonetics Corp*                                            167,708
      5,690 Hologic Inc*                                                  98,608
      4,005 ICU Medical Inc*                                             137,291
     10,201 Inamed Corp*                                                 490,236
      7,822 Integra LifeSciences Holdings*                               223,944
      8,974 Invacare Corp                                                362,280
     13,382 Mentor Corp                                                  321,971
      4,920 Osteotech Inc*                                                43,296
      7,400 PolyMedica Corp                                              194,694
      5,154 Possis Medical Inc*                                          101,792
      9,802 ResMed Inc*                                                  407,175
     10,203 Respironics Inc*                                             460,053
      8,928 Sola International Inc*                                      167,846
      5,073 SurModics Inc*                                               121,245
     11,049 Sybron Dental Specialties Inc*                               310,477
      8,624 Theragenics Corp*                                             47,173
      8,753 Viasys Healthcare Inc*                                       180,312
      3,749 Vital Signs Inc                                              122,592
      6,100 Wilson Greatbatch Technologies Inc*                          257,847
                                                                      $6,195,391

OFFICE EQUIPMENT & SUPPLIES --- 0.72%
      4,328 AT Cross Co Class A*                                          28,868
      6,763 Brady Corp Class A                                           275,592
      6,353 Gerber Scientific Inc*                                        50,570
      4,906 Imagistics International Inc*                                183,975
      9,825 United Stationers Inc*                                       402,039
                                                                        $941,044

OIL & GAS --- 5.29%
      3,982 Atwood Oceanics Inc*                                         127,185
      9,397 Cabot Oil & Gas Corp Class A                                 275,802
     10,945 Cal Dive International Inc*                                  263,884
      4,513 Carbo Ceramics Inc                                           231,291
     12,050 Cimarex Energy Co*                                           321,615
      4,935 Dril-Quip Inc*                                                80,441
     12,390 Evergreen Resources Inc*                                     402,799
      7,570 Frontier Oil Corp                                            130,355
      6,571 Hydril Co*                                                   157,244
     14,788 Input/Output Inc*                                             66,694
      8,239 Lone Star Technologies Inc*                                  131,659
     12,076 Maverick Tube Corp*                                          232,463
     16,179 Newfield Exploration Co*                                     720,613
      5,637 Nuevo Energy Co*                                             136,246
      6,998 Oceaneering International Inc*                               195,944
      6,528 Offshore Logistics Inc*                                      160,067
      9,890 Patina Oil & Gas Corp                                        484,511
      6,834 Plains Resources Inc*                                        109,686
      3,699 Prima Energy Corp*                                           130,057
      7,777 Remington Oil & Gas Corp*                                    153,129
      5,470 SEACOR SMIT Inc*                                             229,904
      9,634 Spinnaker Exploration Co*                                    310,889
      8,179 St Mary Land & Exploration Co                                233,102
      7,649 Stone Energy Corp*                                           324,700
      7,920 Swift Energy Co*                                             133,452
     13,228 Tom Brown Inc*                                               426,603
     12,547 Unit Corp*                                                   295,482
      9,639 Veritas DGC Inc*                                             101,017
     18,568 Vintage Petroleum Inc                                        223,373
      7,834 W-H Energy Services Inc*                                     126,911
                                                                      $6,917,118

PAPER & FOREST PRODUCTS --- 0.63%
     10,687 Buckeye Technologies Inc*                                    107,404
      8,141 Caraustar Industries Inc*                                    112,346
      4,426 Chesapeake Corp                                              117,200
      3,486 Deltic Timber Corp                                           105,974
      4,506 Pope & Talbot Inc                                             79,351
     10,086 Rock-Tenn Co Class A                                         174,084
      4,312 Schweitzer-Mauduit International Inc                         128,411
                                                                        $824,770

PERSONAL LOANS --- 0.19%
      8,112 Cash America International Inc                               171,812
      6,900 Rewards Network Inc*                                          73,554
                                                                        $245,366

PHARMACEUTICALS --- 1.13%

     14,954 Alpharma Inc Class A                                         300,575
      4,209 CIMA Labs Inc*                                               137,298
      9,114 MGI Pharma Inc*                                              375,041
      7,978 Medicis Pharmaceutical Corp Class A                          568,831
      6,510 Noven Pharmaceuticals Inc*                                    99,017
                                                                      $1,480,762

PHOTOGRAPHY/IMAGING --- 0.06%

      8,211 Concord Camera Corp*                                          75,952
                                                                         $75,952

POLLUTION CONTROL --- 0.36%
      5,108 Ionics Inc*                                                  162,690
      8,272 Waste Connections Inc*                                       312,433
                                                                        $475,123

PRINTING & PUBLISHING --- 0.72%
      9,749 Bowne & Co Inc                                               132,196
      3,890 Consolidated Graphics Inc*                                   122,846
      6,025 Information Holdings Inc*                                    133,153
      8,142 John H Harland Co                                            222,277
      3,824 New England Business Service Inc                             112,808
      8,184 Standard Register Co                                         137,737
      4,195 Thomas Nelson Inc                                             81,089
                                                                        $942,106

RAILROADS --- 0.20%

     17,945 Kansas City Southern*                                        256,972
                                                                        $256,972

REAL ESTATE --- 1.89%
      9,433 Capital Automotive REIT                                      301,856
      7,571 Colonial Properties Trust REIT                               299,812
      6,637 Essex Property Trust REIT                                    426,228
      8,247 Gables Residential Trust REIT                                286,501
      7,995 Glenborough Realty Trust Inc REIT                            159,500
      8,086 Kilroy Realty Corp REIT                                      264,817
     11,700 Lexington Corporate Properties                    Trust REIT
236,223

     13,216 Shurgard Storage Centers Inc REIT                            497,582
                                                                      $2,472,519

RESTAURANTS --- 2.49%

      7,497 CEC Entertainment Inc*                                       355,283
      6,210 IHOP Corp                                                    238,961
     10,407 Jack In The Box Inc*                                         222,294
      7,943 Landry's Seafood Restaurants Inc                             204,294
      6,010 Lone Star Steakhouse & Saloon Inc                            139,312
      6,022 O'Charley's Inc*                                             108,095
      7,349 PF Changs China Bistro Inc*                                  373,917
      8,716 Panera Bread Co Class A*                                     344,543
      5,161 Papa John's International Inc*                               172,274
      9,717 Rare Hospitality International Inc*                          237,483
     12,220 Ryan's Family Steak Houses Inc*                              185,011
     11,367 Sonic Corp*                                                  348,058
      7,892 Steak N Shake Co*                                            140,872
     17,100 Triarc Cos Inc                                               184,338
                                                                      $3,254,735

RETAIL --- 7.06%

      9,430 Aaron Rents Inc                                              189,826
     13,055 AnnTaylor Stores Corp*                                       509,145
      3,823 Building Materials Holding Corp                               59,371
     12,889 Burlington Coat Factory Warehouse Corp                       272,731
     14,440 Casey's General Stores Inc                                   255,010
      5,868 Cato Corp Class A                                            120,294
      7,720 Children's Place*                                            206,356
     10,864 Christopher & Banks Corp                                     212,174
      6,363 Cost Plus Inc*                                               260,883
      8,416 Dress Barn Inc*                                              126,156
      6,932 Duane Reade Inc*                                             117,289
      7,200 Electronics Boutique Holdings Corp*                          164,808
     11,357 Freds Inc                                                    351,840
      6,228 Genesco Inc*                                                  94,230
      9,407 Goody's Family Clothing Inc                                   88,050
     11,104 Great Atlantic & Pacific Tea Co Inc*                          93,274
      6,526 Group 1 Automotive Inc*                                      236,176
      6,900 Guitar Center*                                               224,802
      8,531 Gymboree Corp*                                               146,989
      5,406 Hancock Fabrics Inc                                           78,279
      6,415 Haverty Furniture Inc                                        127,402
     13,874 Hot Topic Inc*                                               408,728
      6,819 Hughes Supply Inc                                            338,359
     13,431 Insight Enterprises Inc*                                     252,503
      5,597 J. Jill Group Inc*                                            71,138
      6,226 Jo-Ann Stores Inc*                                           127,010
     12,939 Linens 'n Things Inc*                                        389,205
     11,417 Men's Wearhouse Inc*                                         285,539
      9,450 Movie Gallery Inc*                                           176,526
     22,632 Pacific Sunwear of California Inc*                           477,988
     15,746 Pep Boys - Manny Moe & Jack                                  360,111
     12,679 Regis Corp                                                   501,074
      8,399 ShopKo Stores Inc*                                           128,085
     12,029 Stein Mart Inc*                                               99,119
      6,330 TBC Corp*                                                    163,377
      9,853 Too Inc*                                                     166,319
     10,758 Tractor Supply Co*                                           418,379
      4,224 Ultimate Electronics Inc*                                     32,229
     11,500 Urban Outfitters Inc*                                        426,075
      8,660 Wet Seal Inc Class A*                                         85,647
      7,541 Zale Corp*                                                   401,181
                                                                      $9,243,677

SAVINGS & LOANS --- 0.17%
      8,511 BankUnited Financial Corp*                                   219,499
                                                                        $219,499

SHOES --- 0.62%

      5,243 Brown Shoe Co Inc                                            198,867
     10,276 K-Swiss Inc                                                  247,241
     11,334 Stride Rite Corp                                             128,981
     11,538 Wolverine World Wide Inc                                     235,144
                                                                        $810,233

SPECIALIZED SERVICES --- 4.42%
     14,289 ABM Industries Inc                                           248,771
      8,733 ADVO Inc                                                     277,360
      7,704 Administaff Inc*                                             133,896
      2,593 Angelica Corp                                                 57,046
      8,793 Arbitron Inc*                                                366,844
      7,601 Bell Microproducts Inc*                                       68,865
      5,681 CDI Corp                                                     186,053
      2,285 CPI Corp                                                      46,180
     10,435 Central Parking Corp                                         155,795
      6,092 Coinstar Inc*                                                110,022
      5,984 G&K Services Inc Class A                                     219,912
     10,801 Global Payments Inc                                          508,943
      5,297 Heidrick & Struggles International Inc*                      115,475
     13,125 ITT Educational Services Inc*                                616,481
      3,307 Insurance Auto Auctions Inc*                                  43,156
     12,120 Kroll Inc*                                                   315,120
     11,700 Labor Ready Inc*                                             153,270
      3,087 MemberWorks Inc*                                              83,874
      4,108 Mobile Mini Inc*                                              81,010
      7,530 NCO Group Inc*                                               171,458
      7,226 On Assignment Inc*                                            37,647
     17,805 PRG-Schultz International Inc*                                87,245
      7,226 Pegasus Solutions Inc*                                        75,656
      4,965 Pre-Paid Legal Services Inc*                                 129,686
      2,879 Roto-Rooter Inc                                              132,722
      4,651 SOURCECORP Inc*                                              119,205
      5,422 School Specialty Inc*                                        184,402
     17,240 Spherion Corp*                                               168,780
      4,107 StarTek Inc                                                  167,525
      6,356 TETRA Technologies Inc*                                      154,069
      4,428 Volt Information Sciences Inc*                               100,073
      9,614 Watson Wyatt & Co Holdings*                                  232,178
     13,623 eFunds Corp*                                                 236,359
                                                                      $5,785,078

TELEPHONE & TELECOMMUNICATIONS --- 0.36%
      5,351 Boston Communications Group Inc*                              49,711
      6,900 Commonwealth Telephone Enterprises Inc*                      260,475
     16,250 General Communication Inc Class A*                           141,375
      7,146 Metro One Telecommunications*                                 18,580
      1,060 Metrocall Inc (rights) @*                                          0
                                                                        $470,141

TEXTILES --- 1.22%

      3,698 Ashworth Inc*                                                 29,843
     13,475 Fossil Inc*                                                  377,435
      1,811 Haggar Corp                                                   35,333
      7,698 Kellwood Co                                                  315,618
      3,411 OshKosh B'Gosh Inc Class A                                    73,200
      4,712 Oxford Industries Inc                                        159,643
      8,782 Phillips-Van Heusen Corp                                     155,793
     15,980 Quiksilver Inc*                                              283,325
      9,380 Russell Corp                                                 164,713
                                                                      $1,594,903

TOBACCO --- 0.07%

     13,028 DIMON Inc                                                     87,939
                                                                         $87,939

TRANSPORTATION --- 1.7%

      7,201 Arkansas Best Corp                                           226,039
     14,454 Heartland Express Inc                                        349,642
      6,987 Kirby Corp*                                                  243,707
     10,825 Knight Transportation Inc*                                   277,661
      8,606 Landstar System Inc*                                         327,372
      7,904 USF Corp                                                     270,238
     13,642 Yellow Roadway Corp*                                         493,431
                                                                      $2,188,090

UNIT INVESTMENT TRUST --- 1.07%
     10,496 iShares S&P SmallCap 600 Index Fund                        1,406,464
                                                                      $1,406,464

UTILITIES --- 2.72%

     14,524 Atmos Energy Corp                                            352,933
     13,931 Avista Corp                                                  252,430
      3,219 Cascade Natural Gas Corp                                      67,889
     10,481 Energen Corp                                                 430,035
      5,506 Laclede Group Inc                                            157,196
      4,598 NUI Corp                                                      74,120
      7,906 New Jersey Resources Corp                                    304,460
      7,498 Northwest Natural Gas Co                                     230,564
      9,719 Piedmont Natural Gas Co Inc                                  422,388
     21,082 Southern Union Co                                            387,909
      9,831 Southwest Gas Corp                                           220,706
     10,316 Southwestern Energy Co*                                      246,552
     12,326 UGI Corp                                                     417,851
                                                                      $3,565,033

WATER --- 0.08%

      4,379 American States Water Co                                     109,475
                                                                        $109,475

TOTAL COMMON STOCK --- 98.88%                                       $129,396,412
(Cost $114,718,382)

SHORT-TERM INVESTMENTS

    971,000 Federal Home Loan Bank                                       970,983
               .659%, January 2, 2004
    490,000 United States of America (1)                                 488,742
               .882%, April 15, 2004

TOTAL SHORT-TERM INVESTMENTS --- 1.12%                                $1,459,725
(Cost $1,459,725)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%                            $130,856,137
(Cost $116,178,107)

Legend

* Non-income Producing Security
(1) Collateral for Futures

@ Security has no market value at December 31, 2003. REIT - Real Estate Investment Trust See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004